ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE BLUE CHIP GROWTH FUND
Unaudited		March 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 98.4%
CONSUMER DISCRETIONARY 10.6%
Hotels, Restaurants & Leisure 2.7%
International Game Technology	2,350,000	94,893
Marriott, Class A	1,664,000	81,469
McDonald's	340,000	15,317
MGM Mirage (1)	250,000	17,380
Wynn Resorts	707,000	67,066
		276,125
Household Durables 0.8%
Fortune Brands	25,000	1,970
Garmin	10,000	542
Harman International	860,000	82,629
		85,141
Internet & Catalog Retail 1.1%
Amazon.com (1)	2,710,000	107,831
		107,831
Media 1.3%
Grupo Televisa, ADR	1,700,000	50,660
Time Warner	1,300,000	25,636
Viacom, Class B (1)	1,450,000	59,610
		135,906
Multiline Retail 2.9%
Kohl's (1)	2,320,000	177,735
Target	1,970,000	116,742
		294,477
Specialty Retail 1.2%
Bed Bath & Beyond (1)	1,240,000	49,811
Best Buy	250,000	12,180
Home Depot	1,630,000	59,886
		121,877
Textiles, Apparel & Luxury Goods 0.6%
Coach (1)	860,000	43,043
Nike, Class B	170,000	18,064
		61,107
Total Consumer Discretionary		1,082,464
CONSUMER STAPLES 5.1%
Beverages 0.7%
PepsiCo	1,150,000	73,094
		73,094
Food & Staples Retailing 2.9%
CVS/ Caremark	5,200,000	177,528
Sysco	1,030,000	34,845
Wal-Mart	1,780,000	83,571
		295,944
Household Products 1.5%
Procter & Gamble	2,450,000	154,742
		154,742
Total Consumer Staples		523,780
ENERGY 7.4%
Energy Equipment & Services 4.6%
Baker Hughes	1,540,000	101,840
Schlumberger	3,175,000	219,392
Smith International	3,100,000	148,955
		470,187
Oil, Gas & Consumable Fuels 2.8%
EOG Resources	460,000	32,816
ExxonMobil	1,600,000	120,720
Murphy Oil	923,100	49,294
Sunoco	70,000	4,931
Total, ADR	1,090,000	76,060
		283,821

Total Energy		754,008
FINANCIALS 20.7%

Capital Markets 12.3%
Ameriprise Financial	610,000	34,855
Charles Schwab	5,000,000	91,450
E*TRADE Financial (1)	4,000,000	84,880
Fortress Investment Group, Class A	50,000	1,434
Franklin Resources	1,360,000	164,329
Goldman Sachs	685,000	141,542
Legg Mason	950,000	89,499
Mellon Financial	1,375,000	59,318
Merrill Lynch	860,000	70,236
Morgan Stanley	1,600,000	126,016
Northern Trust	1,330,000	79,986
State Street	2,710,000	175,472
UBS (CHF)	2,230,000	132,778
		1,251,795
Commercial Banks 0.7%
Wells Fargo	2,000,000	68,860
		68,860
Consumer Finance 1.8%
American Express	2,500,000	141,000
SLM Corporation	1,085,000	44,377
		185,377
Diversified Financial Services 2.4%
Chicago Mercantile Exchange Holdings	110,000	58,570
Citigroup	2,300,000	118,082
Deutsche Boerse (EUR)	145,000	33,258
IntercontinentalExchange (1)	262,000	32,019
		241,929
Insurance 3.0%
American International Group	2,410,000	162,000
Hartford Financial Services	430,000	41,100
Prudential Financial	1,100,000	99,286
		302,386
Thrifts & Mortgage Finance 0.5%
Countrywide Financial	1,600,000	53,824
		53,824
Total Financials		2,104,171
HEALTH CARE 18.1%
Biotechnology 4.4%
Amgen (1)	1,400,000	78,232
Celgene (1)	1,400,000	73,444
Genentech (1)	1,700,000	139,604
Gilead Sciences (1)	2,100,000	160,650
		451,930
Health Care Equipment & Supplies 3.1%
Alcon	140,000	18,455
Baxter International	370,000	19,488
Medtronic	2,400,000	117,744
St. Jude Medical (1)	1,900,000	71,459
Stryker	1,300,000	86,216
		313,362
Health Care Providers & Services 6.8%
Aetna	1,760,000	77,070
Cardinal Health	550,000	40,123
Express Scripts (1)	880,000	71,034
Humana (1)	665,000	38,583
Laboratory Corporation of America (1)	340,000	24,694
Medco (1)	1,325,000	96,102
UnitedHealth Group	4,000,000	211,880
WellPoint (1)	1,600,000	129,760
		689,246
Life Sciences Tools & Services 0.2%
Thermo Fisher Scientific (1)	400,000	18,700
		18,700
Pharmaceuticals 3.6%
Allergan	300,000	33,246
Eli Lilly	550,000	29,540
Johnson & Johnson	10,000	603
Merck	430,000	18,993
Novartis (CHF)	1,360,000	74,292
Roche Holding (CHF)	550,000	97,518
Schering-Plough	500,000	12,755
Sepracor (1)	700,000	32,641
Wyeth	1,330,000	66,540
		366,128

Total Health Care		1,839,366
INDUSTRIALS & BUSINESS SERVICES 9.0%
Aerospace & Defense 1.2%
General Dynamics	910,000	69,524
Rockwell Collins	500,000	33,465
United Technologies	220,000	14,300
		117,289
Air Freight & Logistics 0.5%
Expeditors International of Washington	1,150,000	47,518
		47,518
Industrial Conglomerates 4.4%
GE	10,150,000	358,904
Tyco International	3,000,000	94,650
		453,554
Machinery 2.9%
Danaher	3,310,000	236,499
Illinois Tool Works	880,000	45,408
Joy Global	325,000	13,943
		295,850

Total Industrials & Business Services		914,211
INFORMATION TECHNOLOGY 23.3%
Communications Equipment 5.2%
Cisco Systems (1)	7,000,000	178,710
Corning (1)	1,760,000	40,022
Juniper Networks (1)	4,480,000	88,166
LM Ericsson (SEK)	16,000,000	58,870
Nokia, ADR (1)	3,400,000	77,928
QUALCOMM	1,960,000	83,614
		527,310
Computers & Peripherals 2.3%
Apple (1)	1,475,000	137,042
Dell (1)	1,600,000	37,136
EMC (1)	3,580,000	49,583
Hewlett-Packard	370,000	14,852
		238,613
Internet Software & Services 4.2%
eBay (1)	2,450,000	81,217
Google, Class A (1)	491,000	224,957
Monster Worldwide (1)	1,270,000	60,160
Yahoo! (1)	1,900,000	59,451
		425,785
IT Services 1.3%
Accenture, Class A	250,000	9,635
Automatic Data Processing (1)	2,680,000	117,250
Broadridge Financial (1)	230,800	4,547
Paychex	10,000	378
		131,810
Semiconductor & Semiconductor Equipment 4.9%
Analog Devices	1,900,000	65,531
Applied Materials	1,500,000	27,480
ASML Holding, ADS (1)	1,500,000	37,125
Intel	3,250,000	62,173
Marvell Technology Group (1)	5,200,000	87,412
Maxim Integrated Products	2,500,000	73,500
Texas Instruments	2,170,000	65,317
Xilinx	3,300,000	84,909
		503,447
Software 5.4%
Adobe Systems (1)	1,825,000	76,102
Autodesk (1)	1,630,000	61,288
Electronic Arts (1)	880,000	44,317
Intuit (1)	1,150,000	31,464
Microsoft	9,100,000	253,617
Oracle (1)	4,700,000	85,211
		551,999

Total Information Technology		2,378,964
MATERIALS 0.8%

Chemicals 0.8%
Monsanto	1,500,000	82,440
Total Materials		82,440
TELECOMMUNICATION SERVICES 3.4%
Wireless Telecommunication Services 3.4%
America Movil, ADR, Series L	2,440,000	116,608
American Tower Systems, Class A (1)	3,650,000	142,167
Bharti Airtel (INR) (1)	370,000	6,581
Rogers Communications, Class B	2,500,000	81,900
Total Telecommunication Services		347,256
Total Common Stocks (Cost $7,456,344)		10,026,660
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Reserve Investment Fund, 5.37% (2)(3)	1,000	1
Total Short-Term Investments (Cost $1)		1
Total Investments in Securities
98.4% of Net Assets (Cost $7,456,345)		$10,026,661

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3
ADR	American Depository Receipts
ADS	American Depository Shares
CHF	Swiss Franc
EUR	Euro
INR	Indian Rupee
SEK	Swedish Krona

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Blue Chip Growth Fund
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Blue Chip Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth. Income is a secondary objective.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $7,456,345,000. Net unrealized gain aggregated $2,570,366,000 at period-end, of which $2,648,048,000 related to appreciated investments and $77,682,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended March 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $357,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at March 31, 2007, and December 31, 2006, was $1,000 and $12,545,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Blue Chip Growth Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 18, 2007